Retirement Benefit Plans - Summary of Key Assumptions Used for the Actuarial Valuations (Detail)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.05%	0.00%
Expected rates of salary increase	1.00%	1.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rates	3.31%	2.77%
Expected rates of salary increase	4.02%	4.06%